Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Earnings Per Share

Net income (loss) per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income (loss) available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2013	2012	2011
Net (loss) income from continuing operations	(1,564,396)	(1,059,046)	831,473
Less: Net income from continuing operations attributable to noncontrolling interests	(5,543)	(23,510)	(76,252)
Dividends paid on preferred stock	(127)	(79,056)	(78,281)

Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	(1,570,066)	(1,161,612)	676,940
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

(Loss) earnings per share from continuing operations (in U.S. dollars)	(3.77)	(2.79)	1.63

	2013	2012	2011
Net loss from discontinued operations	(1,358,571)	(605,839)	(28,026)
Less: Net loss from discontinued operations attributable to noncontrolling interests	496	23,827	690

Net loss from discontinued operations attributable to common shareholders of Mechel OAO	(1,358,075)	(582,012)	(27,336)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(3.26)	(1.40)	(0.07)

Schedule of Total Weighted-Average Number of Common Shares Outstanding

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares

2011:
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2012:
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2013:
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745